Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Argentina: 0.9%
4,628	(1)	MercadoLibre, Inc.	$ 5,204,741	0.9

		Australia: 1.8%
114,792		Australia & New Zealand Banking Group Ltd.	1,457,937	0.2
22,144		Cochlear Ltd.	3,021,849	0.5
73,266		Goodman Group	890,811	0.2
126,384		Seek Ltd.	1,943,853	0.3
560,921		Sydney Airport	2,100,836	0.4
157,815		Treasury Wine Estates Ltd.	1,211,660	0.2
			10,626,946	1.8

		Austria: 0.3%
58,048		Andritz AG	1,948,929	0.3

		Belgium: 1.1%
16,800		D'ieteren SA	906,904	0.2
14,916		KBC Group NV	850,459	0.1
31,056		Solvay S.A.	2,410,363	0.4
16,203		UCB S.A.	2,081,958	0.4
			6,249,684	1.1

		Brazil: 0.7%
181,936		Localiza Rent a Car SA	1,774,875	0.3
55,500		Raia Drogasil SA	1,327,029	0.2
23,755	(1)	XP, Inc.	1,104,608	0.2
			4,206,512	0.7

		Canada: 3.4%
72,060		Alimentation Couche-Tard, Inc.	2,504,306	0.4
87,928		Barrick Gold Corp.	2,541,112	0.4
90,514		Brookfield Asset Management, Inc.	2,923,316	0.5
33,681		Canadian National Railway Co. - CNR	3,290,024	0.6
85,846		Magna International, Inc.	3,967,842	0.7
72,000		Methanex Corp.	1,334,159	0.2
77,644		Toronto-Dominion Bank	3,435,709	0.6
			19,996,468	3.4

		China: 9.6%
47,375	(1)	Alibaba Group Holding Ltd. ADR	11,892,072	2.1
18,500	(1)	Alibaba Group Holding Ltd.	580,457	0.1
39,800		Autobio Diagnostics Co. Ltd.	927,887	0.2
6,415	(1)	Baidu, Inc. ADR	765,951	0.1
28,500		China Tourism Group Duty Free Corp. Ltd. A - Shares	993,108	0.2
226,184		ENN Energy Holdings Ltd.	2,741,747	0.5
20,700	(1)	Hangzhou Tigermed Consulting Co. Ltd.	269,778	0.0
39,717		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	612,798	0.1
166,800		Han's Laser Technology Industry Group Co. Ltd. - A Shares	955,595	0.2
33,000		Han's Laser Technology Industry Group Co. Ltd. - A Shares (SZSE)	189,057	0.0
128,516		Hualan Biological Engineering, Inc.	1,196,415	0.2
502,519		Kingdee International Software Group Co., Ltd.	1,389,882	0.2
193,559	(1)	Meituan Dianping- Class B	4,789,907	0.8
15,722	(1)	New Oriental Education & Technology Group, Inc. ADR	2,204,224	0.4
162,000		Ping An Insurance Group Co. of China Ltd. - H Shares	1,709,299	0.3
74,549		Shanghai International Airport Co. Ltd. - A Shares	725,190	0.1
36,100	(1)	Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	1,164,074	0.2
14,576	(1)	TAL Education Group ADR	1,139,406	0.2
138,523		Tencent Holdings Ltd.	9,502,431	1.6
32,338	(1)	Trip.com Group Ltd. ADR	879,594	0.1
260,000		Tsingtao Brewery Co., Ltd. - H Shares	2,317,770	0.4
1,415,000		Weichai Power Co. Ltd. - H Shares	3,030,459	0.5
59,933	(2)	WuXi AppTec Co. Ltd. - H Shares	903,665	0.2
72,500	(1),(2)	Wuxi Biologics Cayman, Inc. - H Shares	1,496,679	0.3
576,500		Zhongsheng Group Holdings Ltd.	3,563,790	0.6
			55,941,235	9.6

		Colombia: 0.6%
187,200		Bancolombia SA	1,343,949	0.2
75,900		BanColombia SA ADR	2,119,128	0.4
			3,463,077	0.6

		Denmark: 1.2%
6,663	(1)	Ascendis Pharma A/S ADR	916,895	0.2
18,646		DSV PANALPINA A/S	2,551,437	0.4
4,252	(1)	Genmab A/S	1,463,566	0.2
8,705	(2)	Orsted A/S	1,240,680	0.2
7,299		Vestas Wind Systems A/S	935,622	0.2
			7,108,200	1.2

		Finland: 0.9%
39,916		Kone Oyj	3,169,688	0.6
71,039		Valmet OYJ	1,990,257	0.3
			5,159,945	0.9

		France: 8.2%
115,136		AXA S.A.	2,310,060	0.4

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
39,103	(1)	BNP Paribas	$ 1,577,567	0.3
31,898		Cie Generale des Etablissements Michelin SCA	3,303,561	0.6
48,527		Edenred	2,407,150	0.4
62,652		Imerys SA	2,321,307	0.4
54,926		IPSOS	1,457,814	0.2
3,018		Kering SA	1,710,264	0.3
45,557		Legrand S.A.	3,524,221	0.6
9,493		L'Oreal S.A.	3,186,124	0.5
3,690		LVMH Moet Hennessy Louis Vuitton SE	1,604,576	0.3
103,152		Publicis Groupe	3,298,403	0.6
17,376	(3)	Remy Cointreau SA	2,786,736	0.5
14,572	(1)	Safran S.A.	1,549,762	0.3
18,168		Schneider Electric SE	2,083,213	0.4
75,029		Total SE	2,839,382	0.5
29,443	(1)	UbiSoft Entertainment	2,459,157	0.4
61,530		Vinci SA	5,295,599	0.9
41,786	(1),(2)	Worldline SA/France	3,594,830	0.6
			47,309,726	8.2

		Germany: 8.0%
23,670	(1)	Adidas AG	6,527,665	1.1
17,558		Allianz SE	3,642,843	0.6
42,640		BASF SE	2,352,288	0.4
21,858		Bechtle AG	4,254,071	0.7
216,174		Deutsche Telekom AG	3,608,981	0.6
35,900	(1)	Fresenius SE & Co. KGaA	1,791,190	0.3
20,012		Hannover Rueck SE	3,385,445	0.6
34,300		HeidelbergCement AG	1,903,497	0.3
182,508		Infineon Technologies AG	4,653,125	0.8
52,445	(1)	LANXESS AG	2,720,104	0.5
10,149		Muenchener Rueckversicherungs-Gesellschaft AG	2,690,237	0.5
21,208		Nemetschek SE	1,554,675	0.3
101,983	(1),(2)	Zalando SE	7,362,198	1.3
			46,446,319	8.0

		Greece: 0.2%
51,500		Jumbo SA	1,004,818	0.2

		Hong Kong: 2.5%
736,480		AIA Group Ltd.	6,640,799	1.1
73,300		Jardine Strategic Holdings Ltd.	1,476,641	0.3
122,019		Link REIT	946,755	0.2
501,992		Techtronic Industries Co., Ltd.	5,250,353	0.9
			14,314,548	2.5

		India: 0.8%
341,852		Infosys Ltd. ADR	4,392,798	0.7
26,982	(1)	MakeMyTrip Ltd.	420,110	0.1
			4,812,908	0.8

		Ireland: 1.2%
1,258,428		Greencore Group PLC	2,098,928	0.4
41,633		Kingspan Group Plc	2,986,760	0.5
25,600	(1)	Ryanair Holdings PLC ADR	1,920,000	0.3
			7,005,688	1.2

		Italy: 0.6%
18,866		Ferrari NV	3,373,526	0.6

		Japan: 13.6%
87,200		Asahi Group Holdings, Ltd.	2,842,361	0.5
192,000		Daicel Corp.	1,284,001	0.2
13,100		Daiichi Sankyo Co., Ltd.	1,159,174	0.2
12,140		Daikin Industries Ltd.	2,135,990	0.4
41,600		Denso Corp.	1,538,892	0.3
16,500		Eisai Co., Ltd.	1,331,659	0.2
62,600		Kakaku.com, Inc.	1,511,412	0.3
29,000		Kao Corp.	2,103,777	0.4
182,100		KDDI Corp.	5,790,314	1.0
14,482		Keyence Corp.	6,106,872	1.0
42,400		Murata Manufacturing Co., Ltd.	2,723,381	0.5
55,480		Nexon Co. Ltd.	1,425,382	0.2
33,000		Nidec Corp.	2,621,422	0.4
194,000		Olympus Corp.	3,489,376	0.6
12,000		Oriental Land Co., Ltd.	1,447,712	0.2
37,500		Pigeon Corp.	1,457,928	0.2
81,705		Recruit Holdings Co. Ltd.	2,548,857	0.4
14,500		Shimano, Inc.	3,148,499	0.5
58,568		Shiseido Co., Ltd.	3,263,186	0.6
8,400		SMC Corp.	4,414,614	0.8
88,100		SoftBank Group Corp.	5,556,739	1.0
35,400		Sony Corp.	2,750,405	0.5
18,300		Sugi Holdings Co., Ltd.	1,322,279	0.2
102,800		Sumitomo Mitsui Trust Holdings, Inc.	2,639,297	0.5
46,300		Suzuki Motor Corp.	1,519,262	0.3
53,687		Sysmex Corp.	4,128,349	0.7
24,295		Terumo Corp.	919,106	0.2
82,019		Tokio Marine Holdings, Inc.	3,463,250	0.6
8,900		Tokyo Electron Ltd.	2,462,784	0.4
34,200		Unicharm Corp.	1,546,963	0.3
			78,653,243	13.6

		Mexico: 0.5%
229,200	(1)	Grupo Aeroportuario del C	956,244	0.2
133,100		Grupo Aeroportuario del Pacifico SA de CV	896,922	0.2
80,100		Grupo Aeroportuario del Sureste SA de CV	802,620	0.1
			2,655,786	0.5

		Netherlands: 2.2%
19,742	(1)	AerCap Holdings NV	531,652	0.1
45,520	(1)	Airbus SE	3,331,890	0.6
4,822	(1)	Argenx SE ADR	1,109,687	0.2
18,454		ASML Holding NV	6,561,110	1.1
12,524	(1)	Prosus NV	1,218,926	0.2
			12,753,265	2.2

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		New Zealand: 0.4%
32,631	(1)	Xero Ltd.	$ 2,091,441	0.4

		Norway: 1.9%
284,399	(1)	DNB ASA	4,368,183	0.8
306,465	(1)	SpareBank 1 SR-Bank ASA	2,430,564	0.4
143,976		Sparebanken Vest	996,803	0.2
70,947		Yara International ASA	2,992,820	0.5
			10,788,370	1.9

		Portugal: 0.5%
159,391		Jeronimo Martins SGPS SA	2,672,399	0.5

		Russia: 0.3%
32,435	(1)	Yandex NV	1,866,310	0.3

		Singapore: 0.8%
335,336		United Overseas Bank Ltd.	4,721,367	0.8

		South Africa: 0.5%
12,039		Naspers Ltd.	2,190,511	0.4
72,930	(1)	Sasol Ltd.	589,540	0.1
			2,780,051	0.5

		South Korea: 3.3%
12,000		Hyundai Mobis Co. Ltd.	2,076,442	0.4
70,121		Kia Motors Corp.	2,386,666	0.4
34,900		KT&G Corp.	2,368,801	0.4
213,700		LG Uplus Corp.	2,057,157	0.3
143,959		Samsung Electronics Co., Ltd.	7,035,831	1.2
62,400		Shinhan Financial Group Co., Ltd.	1,565,819	0.3
22,700		SK Hynix, Inc.	1,589,370	0.3
			19,080,086	3.3

		Spain: 2.3%
66,135	(2)	Cellnex Telecom SA	4,162,177	0.7
991,391		CaixaBank SA	2,132,535	0.4
6,515	(1)	Iberdrola S.A.	84,209	0.0
348,327		Iberdrola S.A. - IBEE	4,502,239	0.8
101,006		Industria de Diseno Textil SA	2,676,453	0.4
			13,557,613	2.3

		Sweden: 5.3%
37,620		Atlas Copco AB - A Shares	1,670,007	0.3
63,409		Atlas Copco AB - B Shares	2,454,098	0.4
245,100	(1),(2)	Dometic Group AB	2,392,827	0.4
100,124	(1)	Duni AB	982,163	0.2
153,539		Epiroc AB - B Shares	2,090,493	0.4
43,372		Investor AB - B Shares	2,573,462	0.4
92,113	(1)	Loomis AB	2,200,985	0.4
120,397	(1)	Nibe Industrier AB	2,896,881	0.5
138,184	(1)	Sandvik AB	2,582,457	0.4
148,400		SKF AB - B Shares	2,747,305	0.5
18,457	(1)	Spotify Technology SA	4,758,584	0.8
353,071	(1)	Svenska Handelsbanken AB	3,329,626	0.6
			30,678,888	5.3

		Switzerland: 3.4%
37,044		Cie Financiere Richemont SA	2,299,733	0.4
4,308		Lonza Group AG	2,693,945	0.5
30,470		Nestle SA	3,623,546	0.6
79,997		Novartis AG	6,589,135	1.1
1,725		Partners Group	1,671,020	0.3
8,491		Roche Holding AG	2,940,914	0.5
			19,818,293	3.4

		Taiwan: 2.3%
202,000		Catcher Technology Co., Ltd.	1,491,500	0.3
103,997		MediaTek, Inc.	2,483,247	0.4
58,389		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,606,308	0.8
314,844		Taiwan Semiconductor Manufacturing Co., Ltd.	4,582,115	0.8
			13,163,170	2.3

		Thailand: 0.3%
744,500		Siam Commercial Bank PCL	1,604,935	0.3

		United Arab Emirates: 0.1%
68,275	(1),(2)	Network International Holdings PLC	360,375	0.1

		United Kingdom: 14.8%
175,600		Amcor PLC	1,808,680	0.3
201,684		Anglo American PLC	4,882,395	0.8
160,500		Antofagasta PLC	2,133,984	0.4
38,276	(1)	ASOS PLC	1,674,335	0.3
32,919		AstraZeneca PLC	3,636,890	0.6
466,195	(2)	Auto Trader Group PLC	3,256,622	0.6
600,385		Babcock International Group	2,261,828	0.4
1,541,637		Barclays PLC	1,998,734	0.3
92,284		Bellway PLC	3,055,997	0.5
33,327		Berkeley Group Holdings PLC	1,933,666	0.3
71,000		Bunzl PLC	2,033,874	0.4
63,467		Burberry Group PLC	1,034,120	0.2
1,353,200		Cineworld Group PLC	680,290	0.1
63,800		Coca-Cola European Partners PLC	2,626,646	0.5
75,468		CRH PLC - London	2,725,491	0.5
86,393		Diageo PLC	3,161,185	0.5
66,225		Experian PLC	2,313,253	0.4
149,300		Hargreaves Lansdown PLC	3,388,333	0.6
125,905		HomeServe PLC	2,179,662	0.4
248,536		Inchcape PLC	1,392,321	0.2
96,790		Intermediate Capital Group PLC	1,694,219	0.3
34,316		Intertek Group PLC	2,413,419	0.4
227,766		John Wood Group PLC	566,171	0.1
54,607		Johnson Matthey PLC	1,594,567	0.3

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
79,537		Jupiter Fund Management PLC	$ 235,246	0.0
14,205		Linde PLC	3,457,177	0.6
24,417		London Stock Exchange Group PLC	2,697,083	0.5
183,200		Mondi PLC	3,244,975	0.6
39,500		Next PLC	2,787,995	0.5
410,878		Rightmove PLC	2,965,251	0.5
75,600		Rio Tinto PLC	4,601,953	0.8
313,903		Segro PLC	3,975,355	0.7
612,403		Signature Aviation PLC	1,853,696	0.3
1,650,980		Taylor Wimpey PLC	2,546,687	0.4
371,696	(1),(2)	Trainline PLC	1,999,183	0.3
56,568		Weir Group PLC	879,604	0.2
			85,690,887	14.8

		United States: 1.7%
2,400		Linde Public Ltd.	588,264	0.1
6,509	(1)	Mettler Toledo International, Inc.	6,085,915	1.0
80,066		Popular, Inc.	2,971,249	0.5
11,173	(1)	Royalty Pharma PLC	480,998	0.1
			10,126,426	1.7

	Total Common Stock
	(Cost $514,209,344)		557,236,175	96.2

PREFERRED STOCK: 1.0%
		Brazil: 0.2%
237,000		Itau Unibanco Holding S.A.	1,222,130	0.2

		China: 0.0%
2,046	(1),(4),(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	77,113	0.0

		Germany: 0.8%
11,541		Sartorius AG	4,440,548	0.8

	Total Preferred Stock
	(Cost $3,455,137)		5,739,791	1.0

RIGHTS: 0.0%
		Spain: 0.0%
47,573	(1)	Cellnex Telecom SA	198,938	0.0

	Total Rights
	(Cost $–)		198,938	0.0

	Total Long-Term Investments
	(Cost $517,664,481)		563,174,904	97.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
		Repurchase Agreements: 0.2%
1,000,000	(6)	Citigroup, Inc., Repurchase Agreement dated 07/31/20, 0.09%, due 08/03/20 (Repurchase Amount $1,000,007, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,020,000, due 01/28/21-04/01/59)	$ 1,000,000	0.2
52,818	(6)	Credit Suisse AG (New York), Repurchase Agreement dated 07/31/20, 0.07%, due 08/03/20 (Repurchase Amount $52,818, collateralized by various U.S. Government Securities, 0.000%-0.625%, Market Value plus accrued interest $53,874, due 03/25/21-04/15/23)	52,818	0.0

	Total Repurchase Agreements
	(Cost $1,052,818)		1,052,818	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
11,219,973	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.060%
	(Cost $11,219,973)	11,219,973	1.9

	Total Short-Term Investments
	(Cost $12,272,791)	12,272,791	2.1

	Total Investments in Securities (Cost $529,937,272)	$ 575,447,695	99.3
	Assets in Excess of Other Liabilities	4,078,871	0.7
	Net Assets	$ 579,526,566	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

(5)	Restricted security as to resale, excluding Rule 144A securities. As of July 31, 2020, the Fund held restricted securities with a fair value of $77,113 or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of July 31, 2020.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.0%
Industrials	16.5
Financials	14.0
Information Technology	11.1
Communication Services	9.8
Health Care	9.5
Materials	7.9
Consumer Staples	7.3
Utilities	1.5
Real Estate	1.0
Energy	0.6
Rights	0.0
Consumer, Non-cyclical	0.0
Short-Term Investments	2.1
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$5,204,741	$–	$–	$5,204,741
Australia	–	10,626,946	–	10,626,946
Austria	–	1,948,929	–	1,948,929
Belgium	–	6,249,684	–	6,249,684
Brazil	4,206,512	–	–	4,206,512
Canada	19,996,468	–	–	19,996,468
China	16,881,247	39,059,988	–	55,941,235
Colombia	3,463,077	–	–	3,463,077
Denmark	2,157,575	4,950,625	–	7,108,200
Finland	–	5,159,945	–	5,159,945
France	–	47,309,726	–	47,309,726
Germany	–	46,446,319	–	46,446,319
Greece	–	1,004,818	–	1,004,818
Hong Kong	–	14,314,548	–	14,314,548
India	4,812,908	–	–	4,812,908
Ireland	1,920,000	5,085,688	–	7,005,688
Italy	–	3,373,526	–	3,373,526
Japan	3,529,159	75,124,084	–	78,653,243
Mexico	2,655,786	–	–	2,655,786
Netherlands	1,641,339	11,111,926	–	12,753,265
New Zealand	–	2,091,441	–	2,091,441
Norway	–	10,788,370	–	10,788,370
Portugal	–	2,672,399	–	2,672,399
Russia	1,866,310	–	–	1,866,310
Singapore	–	4,721,367	–	4,721,367
South Africa	–	2,780,051	–	2,780,051
South Korea	7,035,831	12,044,255	–	19,080,086
Spain	–	13,557,613	–	13,557,613

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Sweden	$6,959,569	$23,719,319	$–	$30,678,888
Switzerland	–	19,818,293	–	19,818,293
Taiwan	4,606,308	8,556,862	–	13,163,170
Thailand	–	1,604,935	–	1,604,935
United Arab Emirates	–	360,375	–	360,375
United Kingdom	4,435,326	81,255,561	–	85,690,887
United States	10,126,426	–	–	10,126,426
Total Common Stock	101,498,582	455,737,593	–	557,236,175
Preferred Stock	1,222,130	4,440,548	77,113	5,739,791
Rights	198,938	–	–	198,938
Short-Term Investments	11,219,973	1,052,818	–	12,272,791
Total Investments, at fair value	$114,139,623	$461,230,959	$77,113	$575,447,695
Other Financial Instruments+
Forward Foreign Currency Contracts	–	446	–	446
Total Assets	$114,139,623	$461,231,405	$77,113	$575,448,141

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2020, Voya Multi-Manager International Equity Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	$56,114	$77,113
		$56,114	$77,113

At July 31, 2020, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 318,042	USD 236,997	Credit Suisse International	08/04/20	$446
				$446

Currency Abbreviations
CAD	-	Canadian Dollar
USD	-	United States Dollar

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $535,503,061.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$83,469,538
Gross Unrealized Depreciation	(43,172,931)
Net Unrealized Appreciation	$40,296,607